Financial results, net (Tables)	12 Months Ended
Dec. 31, 2021
Interest Income (Expense), Net [Abstract]
Summary of Components of Financial Income Expense Net
The following table presents the components of financial results, net:

	Year ended December 31,
	2021	2020	2019
Foreign exchange (losses) / gains	$(4,509)	$11,131	$(6,982)
(Losses) / gains on derivative financial instruments	(1,096)	10,648	3,648
Interest income	5,972	3,857	7,944
Interest expense	(5,686)	(5,471)	(5,767)
Factoring expense	(5,382)	(2,194)	(15,379)
Bank expenses	(278)	(1,371)	(481)
Others	772	(3,690)	(198)

Total financial results, net	$(10,207)	$12,910	$(17,215)